Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 497,900,000	$ 380,800,000
Unremitted earnings of subsidiaries	3,200,000,000	3,100,000,000
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-taxable investment income	289,700,000	116,200,000
Tax rate differential on income and losses incurred outside Canada	(36,400,000)	(445,300,000)
Change in unrecorded tax benefit of losses and temporary differences	81,600,000	210,200,000
Deferred tax assets	63,300,000	70,800,000
Provision (recovery) relating to prior years	3,500,000	1,700,000
Other including permanent differences	25,000,000	(15,600,000)
Change in tax rate for deferred income taxes related to U.S. tax reform		222,400,000.0
Unused tax losses	1,570,100,000	1,516,400,000
India
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of deconsolidation of subsidiary	235.8
Mauritius
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate differential on income and losses incurred outside Canada	246,500,000
Barbados
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate differential on income and losses incurred outside Canada	269,900,000
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provision (recovery) relating to prior years		89,700,000
Other including permanent differences	17,900,000	7,400,000
Change in tax rate for deferred income taxes related to U.S. tax reform		229,200,000
Unused tax losses	45,900,000	44,600,000
Unused foreign tax credits	159,000,000	159,000,000
Change in tax rate related to U.S. tax reform, income statement		222,400,000
Change in tax rate related to U.S. tax reform, other comprehensive income		6,800,000
Undistributed foreign earnings		79,100,000
Europe
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	613,400,000	635,700,000
Operating And Capital Losses, And U.S. Foreign Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	857,800,000	838,200,000
Foreign tax credit carryforwards | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease in net deferred income tax asset		100,000,000
Reduction of deferred tax liability		27,100,000
Deferred earnings on foreign subsidiary | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reduction of deferred tax liability		34,500,000
Allied World
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	$ 363,500,000	$ 393,700,000